Note 3 - Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Finished goods	$ 141	$ 160
Work in process	61	70
Raw materials	61	62
Total	$ 263	$ 292